Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000021955 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)*	$39	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.78%	[1],[2]
Net Assets	$ 334,000,000
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$334M
Total number of portfolio holdings	261
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.1%
Insurance	10.8%
Short-Term Investments	9.5%
Other Asset Backed Securities	7.7%
Auto Loan Receivables	7.1%
Electric	6.0%
U.S. Government & Agency Obligations	4.2%
Auto Manufacturers	3.8%
Diversified Financial Services	3.4%
Food	2.6%
Collateralized Mortgage Obligations	2.5%
Pharmaceuticals	2.3%
Health Care-Products	1.5%
Pipelines	1.4%
Chemicals	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021954 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)*	$34	0.68%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 34	[3]
Expense Ratio, Percent	0.68%	[3],[4]
Net Assets	$ 334,000,000
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$334M
Total number of portfolio holdings	261
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.1%
Insurance	10.8%
Short-Term Investments	9.5%
Other Asset Backed Securities	7.7%
Auto Loan Receivables	7.1%
Electric	6.0%
U.S. Government & Agency Obligations	4.2%
Auto Manufacturers	3.8%
Diversified Financial Services	3.4%
Food	2.6%
Collateralized Mortgage Obligations	2.5%
Pharmaceuticals	2.3%
Health Care-Products	1.5%
Pipelines	1.4%
Chemicals	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021953 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Ultra-Short Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)*	$26	0.53%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 26	[5]
Expense Ratio, Percent	0.53%	[5],[6]
Net Assets	$ 334,000,000
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$334M
Total number of portfolio holdings	261
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.1%
Insurance	10.8%
Short-Term Investments	9.5%
Other Asset Backed Securities	7.7%
Auto Loan Receivables	7.1%
Electric	6.0%
U.S. Government & Agency Obligations	4.2%
Auto Manufacturers	3.8%
Diversified Financial Services	3.4%
Food	2.6%
Collateralized Mortgage Obligations	2.5%
Pharmaceuticals	2.3%
Health Care-Products	1.5%
Pipelines	1.4%
Chemicals	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021956 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 1)*	$13	0.26%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 13	[7]
Expense Ratio, Percent	0.26%	[7],[8]
Net Assets	$ 3,280,000,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 3,700,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,280M
Total number of portfolio holdings	507
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.8%
Internet	13.9%
Computers	9.4%
Software	7.9%
Pharmaceuticals	4.7%
Banks	4.7%
Retail	3.8%
Diversified Financial Services	3.5%
Insurance	3.1%
Oil & Gas	2.7%
Aerospace/Defense	2.2%
Health Care-Products	2.0%
Telecommunications	2.0%
Electric	2.0%
Auto Manufacturers	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000183180 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 3)*	$26	0.51%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 26	[9]
Expense Ratio, Percent	0.51%	[9],[10]
Net Assets	$ 3,280,000,000
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 3,700,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,280M
Total number of portfolio holdings	507
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.8%
Internet	13.9%
Computers	9.4%
Software	7.9%
Pharmaceuticals	4.7%
Banks	4.7%
Retail	3.8%
Diversified Financial Services	3.5%
Insurance	3.1%
Oil & Gas	2.7%
Aerospace/Defense	2.2%
Health Care-Products	2.0%
Telecommunications	2.0%
Electric	2.0%
Auto Manufacturers	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021959 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 3)*	$45	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[11]
Expense Ratio, Percent	0.85%	[11],[12]
Net Assets	$ 778,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$778M
Total number of portfolio holdings	82
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
Internet	8.7%
Pharmaceuticals	7.6%
Retail	6.5%
Computers	6.0%
Diversified Financial Services	5.4%
Oil & Gas	5.0%
Software	4.3%
Electric	4.2%
Semiconductors	4.0%
Health Care-Services	3.4%
Aerospace/Defense	3.3%
Health Care-Products	3.0%
Insurance	2.7%
Machinery-Diversified	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021958 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 2)*	$39	0.75%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 39	[13]
Expense Ratio, Percent	0.75%	[13],[14]
Net Assets	$ 778,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$778M
Total number of portfolio holdings	82
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
Internet	8.7%
Pharmaceuticals	7.6%
Retail	6.5%
Computers	6.0%
Diversified Financial Services	5.4%
Oil & Gas	5.0%
Software	4.3%
Electric	4.2%
Semiconductors	4.0%
Health Care-Services	3.4%
Aerospace/Defense	3.3%
Health Care-Products	3.0%
Insurance	2.7%
Machinery-Diversified	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021957 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Equity-Income
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 1)*	$32	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 32	[15]
Expense Ratio, Percent	0.60%	[15],[16]
Net Assets	$ 778,000,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$778M
Total number of portfolio holdings	82
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
Internet	8.7%
Pharmaceuticals	7.6%
Retail	6.5%
Computers	6.0%
Diversified Financial Services	5.4%
Oil & Gas	5.0%
Software	4.3%
Electric	4.2%
Semiconductors	4.0%
Health Care-Services	3.4%
Aerospace/Defense	3.3%
Health Care-Products	3.0%
Insurance	2.7%
Machinery-Diversified	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021960 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 1)*	$36	0.71%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 36	[17]
Expense Ratio, Percent	0.71%	[17],[18]
Net Assets	$ 509,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$509M
Total number of portfolio holdings	66
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	19.3%
Internet	15.6%
Computers	8.1%
Software	6.3%
Diversified Financial Services	5.7%
Retail	5.7%
Banks	5.0%
Health Care-Products	3.8%
Electric	3.6%
Pharmaceuticals	3.2%
Insurance	2.8%
Oil & Gas Services	2.3%
Aerospace/Defense	2.1%
Media	1.9%
Commercial Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021961 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 2)*	$43	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 43	[19]
Expense Ratio, Percent	0.86%	[19],[20]
Net Assets	$ 509,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$509M
Total number of portfolio holdings	66
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	19.3%
Internet	15.6%
Computers	8.1%
Software	6.3%
Diversified Financial Services	5.7%
Retail	5.7%
Banks	5.0%
Health Care-Products	3.8%
Electric	3.6%
Pharmaceuticals	3.2%
Insurance	2.8%
Oil & Gas Services	2.3%
Aerospace/Defense	2.1%
Media	1.9%
Commercial Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021962 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Large Cap Core
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 3)*	$48	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[21]
Expense Ratio, Percent	0.96%	[21],[22]
Net Assets	$ 509,000,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$509M
Total number of portfolio holdings	66
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	19.3%
Internet	15.6%
Computers	8.1%
Software	6.3%
Diversified Financial Services	5.7%
Retail	5.7%
Banks	5.0%
Health Care-Products	3.8%
Electric	3.6%
Pharmaceuticals	3.2%
Insurance	2.8%
Oil & Gas Services	2.3%
Aerospace/Defense	2.1%
Media	1.9%
Commercial Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021965 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)*	$50	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[23]
Expense Ratio, Percent	0.95%	[23],[24]
Net Assets	$ 1,287,000,000
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,287M
Total number of portfolio holdings	225
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.8%
Oil & Gas	7.7%
Pharmaceuticals	7.3%
Insurance	6.7%
Biotechnology	4.6%
Internet	3.8%
Telecommunications	3.6%
Health Care-Services	3.3%
Diversified Financial Services	3.2%
Retail	3.2%
Computers	3.2%
Software	2.8%
Media	2.4%
Semiconductors	2.3%
Electric	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021964 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)*	$45	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[25]
Expense Ratio, Percent	0.85%	[25],[26]
Net Assets	$ 1,287,000,000
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,287M
Total number of portfolio holdings	225
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.8%
Oil & Gas	7.7%
Pharmaceuticals	7.3%
Insurance	6.7%
Biotechnology	4.6%
Internet	3.8%
Telecommunications	3.6%
Health Care-Services	3.3%
Diversified Financial Services	3.2%
Retail	3.2%
Computers	3.2%
Software	2.8%
Media	2.4%
Semiconductors	2.3%
Electric	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021963 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin BW U.S. Large Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)*	$37	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 37	[27]
Expense Ratio, Percent	0.70%	[27],[28]
Net Assets	$ 1,287,000,000
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 4,100,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,287M
Total number of portfolio holdings	225
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.8%
Oil & Gas	7.7%
Pharmaceuticals	7.3%
Insurance	6.7%
Biotechnology	4.6%
Internet	3.8%
Telecommunications	3.6%
Health Care-Services	3.3%
Diversified Financial Services	3.2%
Retail	3.2%
Computers	3.2%
Software	2.8%
Media	2.4%
Semiconductors	2.3%
Electric	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021966 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)*	$34	0.64%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 34	[29]
Expense Ratio, Percent	0.64%	[29],[30]
Net Assets	$ 610,000,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$610M
Total number of portfolio holdings	127
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.9%
Software	9.9%
Internet	8.5%
Computers	7.4%
Retail	6.7%
Insurance	5.3%
Pharmaceuticals	5.0%
Oil & Gas	4.5%
Biotechnology	4.4%
Auto Manufacturers	3.5%
Telecommunications	2.9%
Electric	2.9%
Agriculture	2.8%
Commercial Services	2.4%
Building Materials	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021967 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)*	$42	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[31]
Expense Ratio, Percent	0.79%	[31],[32]
Net Assets	$ 610,000,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$610M
Total number of portfolio holdings	127
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.9%
Software	9.9%
Internet	8.5%
Computers	7.4%
Retail	6.7%
Insurance	5.3%
Pharmaceuticals	5.0%
Oil & Gas	4.5%
Biotechnology	4.4%
Auto Manufacturers	3.5%
Telecommunications	2.9%
Electric	2.9%
Agriculture	2.8%
Commercial Services	2.4%
Building Materials	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021968 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)*	$48	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[33]
Expense Ratio, Percent	0.89%	[33],[34]
Net Assets	$ 610,000,000
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$610M
Total number of portfolio holdings	127
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.9%
Software	9.9%
Internet	8.5%
Computers	7.4%
Retail	6.7%
Insurance	5.3%
Pharmaceuticals	5.0%
Oil & Gas	4.5%
Biotechnology	4.4%
Auto Manufacturers	3.5%
Telecommunications	2.9%
Electric	2.9%
Agriculture	2.8%
Commercial Services	2.4%
Building Materials	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021971 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 3)*	$44	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[35]
Expense Ratio, Percent	0.88%	[35],[36]
Net Assets	$ 1,763,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,763M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.2%
Internet	21.7%
Software	8.7%
Retail	7.4%
Diversified Financial Services	4.9%
Pharmaceuticals	4.9%
Computers	3.2%
Commercial Services	3.2%
Health Care-Products	3.0%
Beverages	2.2%
Aerospace/Defense	2.0%
Biotechnology	1.5%
Electronics	1.1%
Health Care-Services	1.1%
Chemicals	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021970 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 2)*	$39	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 39	[37]
Expense Ratio, Percent	0.78%	[37],[38]
Net Assets	$ 1,763,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,763M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.2%
Internet	21.7%
Software	8.7%
Retail	7.4%
Diversified Financial Services	4.9%
Pharmaceuticals	4.9%
Computers	3.2%
Commercial Services	3.2%
Health Care-Products	3.0%
Beverages	2.2%
Aerospace/Defense	2.0%
Biotechnology	1.5%
Electronics	1.1%
Health Care-Services	1.1%
Chemicals	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021969 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 1)*	$32	0.63%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 32	[39]
Expense Ratio, Percent	0.63%	[39],[40]
Net Assets	$ 1,763,000,000
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,763M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.2%
Internet	21.7%
Software	8.7%
Retail	7.4%
Diversified Financial Services	4.9%
Pharmaceuticals	4.9%
Computers	3.2%
Commercial Services	3.2%
Health Care-Products	3.0%
Beverages	2.2%
Aerospace/Defense	2.0%
Biotechnology	1.5%
Electronics	1.1%
Health Care-Services	1.1%
Chemicals	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021975 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 1)*	$36	0.71%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 36	[41]
Expense Ratio, Percent	0.71%	[41],[42]
Net Assets	$ 582,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$582M
Total number of portfolio holdings	68
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.8%
Internet	14.1%
Computers	8.6%
Software	6.7%
Diversified Financial Services	5.5%
Banks	5.4%
Health Care-Products	5.2%
Electronics	4.9%
Aerospace/Defense	3.2%
Electric	3.0%
Insurance	2.7%
Oil & Gas	2.7%
Retail	2.4%
Commercial Services	2.3%
Cosmetics/Personal Care	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021976 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 2)*	$44	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[43]
Expense Ratio, Percent	0.86%	[43],[44]
Net Assets	$ 582,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$582M
Total number of portfolio holdings	68
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.8%
Internet	14.1%
Computers	8.6%
Software	6.7%
Diversified Financial Services	5.5%
Banks	5.4%
Health Care-Products	5.2%
Electronics	4.9%
Aerospace/Defense	3.2%
Electric	3.0%
Insurance	2.7%
Oil & Gas	2.7%
Retail	2.4%
Commercial Services	2.3%
Cosmetics/Personal Care	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021977 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Massachusetts Investors Trust
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 3)*	$49	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 49	[45]
Expense Ratio, Percent	0.96%	[45],[46]
Net Assets	$ 582,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$582M
Total number of portfolio holdings	68
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.8%
Internet	14.1%
Computers	8.6%
Software	6.7%
Diversified Financial Services	5.5%
Banks	5.4%
Health Care-Products	5.2%
Electronics	4.9%
Aerospace/Defense	3.2%
Electric	3.0%
Insurance	2.7%
Oil & Gas	2.7%
Retail	2.4%
Commercial Services	2.3%
Cosmetics/Personal Care	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021983 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Large Cap Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 3)*	$48	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[47]
Expense Ratio, Percent	0.95%	[47],[48]
Net Assets	$ 688,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$688M
Total number of portfolio holdings	85
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.5%
Internet	18.1%
Software	11.0%
Computers	10.3%
Machinery-Construction & Mining	5.3%
Pharmaceuticals	3.2%
Diversified Financial Services	2.7%
Banks	2.2%
Auto Manufacturers	1.8%
Telecommunications	1.7%
Electronics	1.7%
Beverages	1.4%
Leisure Time	1.3%
Biotechnology	1.2%
Engineering & Construction	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021982 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Large Cap Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 2)*	$43	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 43	[49]
Expense Ratio, Percent	0.85%	[49],[50]
Net Assets	$ 688,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$688M
Total number of portfolio holdings	85
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.5%
Internet	18.1%
Software	11.0%
Computers	10.3%
Machinery-Construction & Mining	5.3%
Pharmaceuticals	3.2%
Diversified Financial Services	2.7%
Banks	2.2%
Auto Manufacturers	1.8%
Telecommunications	1.7%
Electronics	1.7%
Beverages	1.4%
Leisure Time	1.3%
Biotechnology	1.2%
Engineering & Construction	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021981 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Large Cap Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 1)*	$36	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 36	[51]
Expense Ratio, Percent	0.70%	[51],[52]
Net Assets	$ 688,000,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$688M
Total number of portfolio holdings	85
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.5%
Internet	18.1%
Software	11.0%
Computers	10.3%
Machinery-Construction & Mining	5.3%
Pharmaceuticals	3.2%
Diversified Financial Services	2.7%
Banks	2.2%
Auto Manufacturers	1.8%
Telecommunications	1.7%
Electronics	1.7%
Beverages	1.4%
Leisure Time	1.3%
Biotechnology	1.2%
Engineering & Construction	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021984 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated Hermes Corporate Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 1)*	$27	0.55%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 27	[53]
Expense Ratio, Percent	0.55%	[53],[54]
Net Assets	$ 1,510,000,000
Holdings Count | Holding	858
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,510M
Total number of portfolio holdings	858
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.0%
Telecommunications	6.5%
Electric	5.7%
Pipelines	4.7%
Software	4.4%
Internet	3.9%
Pharmaceuticals	3.4%
Beverages	3.3%
REITS	3.2%
Oil & Gas	3.1%
Media	3.1%
Semiconductors	3.0%
Commercial Services	2.7%
Insurance	2.5%
Health Care-Products	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021985 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated Hermes Corporate Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 2)*	$35	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 35	[55]
Expense Ratio, Percent	0.70%	[55],[56]
Net Assets	$ 1,510,000,000
Holdings Count | Holding	858
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,510M
Total number of portfolio holdings	858
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.0%
Telecommunications	6.5%
Electric	5.7%
Pipelines	4.7%
Software	4.4%
Internet	3.9%
Pharmaceuticals	3.4%
Beverages	3.3%
REITS	3.2%
Oil & Gas	3.1%
Media	3.1%
Semiconductors	3.0%
Commercial Services	2.7%
Insurance	2.5%
Health Care-Products	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021986 [Member]
Shareholder Report [Line Items]
Fund Name	SA Federated Hermes Corporate Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 3)*	$40	0.80%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 40	[57]
Expense Ratio, Percent	0.80%	[57],[58]
Net Assets	$ 1,510,000,000
Holdings Count | Holding	858
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,510M
Total number of portfolio holdings	858
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.0%
Telecommunications	6.5%
Electric	5.7%
Pipelines	4.7%
Software	4.4%
Internet	3.9%
Pharmaceuticals	3.4%
Beverages	3.3%
REITS	3.2%
Oil & Gas	3.1%
Media	3.1%
Semiconductors	3.0%
Commercial Services	2.7%
Insurance	2.5%
Health Care-Products	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021989 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Real Estate
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)*	$59	1.10%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 59	[59]
Expense Ratio, Percent	1.10%	[59],[60]
Net Assets	$ 251,000,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$251M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.5%
Real Estate	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021988 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Real Estate
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)*	$54	1.00%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[61]
Expense Ratio, Percent	1.00%	[61],[62]
Net Assets	$ 251,000,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$251M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.5%
Real Estate	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021987 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Real Estate
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)*	$46	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 46	[63]
Expense Ratio, Percent	0.85%	[63],[64]
Net Assets	$ 251,000,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$251M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.5%
Real Estate	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021990 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Small Company Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 1)*	$50	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[65]
Expense Ratio, Percent	0.95%	[65],[66]
Net Assets	$ 300,000,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$300M
Total number of portfolio holdings	96
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.2%
Chemicals	6.9%
Insurance	6.2%
Oil & Gas Services	6.0%
Health Care-Products	3.8%
Machinery-Diversified	3.6%
Building Materials	3.6%
Software	3.4%
Electronics	3.3%
Oil & Gas	3.0%
Retail	3.0%
Aerospace/Defense	3.0%
REITS	2.8%
Investment Companies	2.8%
Short-Term Investments	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021991 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Small Company Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 3)*	$63	1.20%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 63	[67]
Expense Ratio, Percent	1.20%	[67],[68]
Net Assets	$ 300,000,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$300M
Total number of portfolio holdings	96
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.2%
Chemicals	6.9%
Insurance	6.2%
Oil & Gas Services	6.0%
Health Care-Products	3.8%
Machinery-Diversified	3.6%
Building Materials	3.6%
Software	3.4%
Electronics	3.3%
Oil & Gas	3.0%
Retail	3.0%
Aerospace/Defense	3.0%
REITS	2.8%
Investment Companies	2.8%
Short-Term Investments	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021994 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)*	$51	1.02%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 51	[69]
Expense Ratio, Percent	1.02%	[69],[70]
Net Assets	$ 633,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$633M
Total number of portfolio holdings	112
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.1%
Semiconductors	9.2%
Retail	7.0%
Biotechnology	4.8%
Pharmaceuticals	4.5%
Aerospace/Defense	4.5%
Health Care-Products	4.4%
Engineering & Construction	4.4%
Miscellaneous Manufacturing	3.7%
Internet	3.6%
Computers	3.2%
Leisure Time	2.7%
Machinery-Diversified	2.5%
Distribution/Wholesale	2.2%
Pipelines	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021993 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)*	$46	0.92%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 46	[71]
Expense Ratio, Percent	0.92%	[71],[72]
Net Assets	$ 633,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$633M
Total number of portfolio holdings	112
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.1%
Semiconductors	9.2%
Retail	7.0%
Biotechnology	4.8%
Pharmaceuticals	4.5%
Aerospace/Defense	4.5%
Health Care-Products	4.4%
Engineering & Construction	4.4%
Miscellaneous Manufacturing	3.7%
Internet	3.6%
Computers	3.2%
Leisure Time	2.7%
Machinery-Diversified	2.5%
Distribution/Wholesale	2.2%
Pipelines	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021992 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Mid-Cap Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)*	$39	0.77%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 39	[73]
Expense Ratio, Percent	0.77%	[73],[74]
Net Assets	$ 633,000,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$633M
Total number of portfolio holdings	112
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.1%
Semiconductors	9.2%
Retail	7.0%
Biotechnology	4.8%
Pharmaceuticals	4.5%
Aerospace/Defense	4.5%
Health Care-Products	4.4%
Engineering & Construction	4.4%
Miscellaneous Manufacturing	3.7%
Internet	3.6%
Computers	3.2%
Leisure Time	2.7%
Machinery-Diversified	2.5%
Distribution/Wholesale	2.2%
Pipelines	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021998 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 1)*	$42	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[75]
Expense Ratio, Percent	0.82%	[75],[76]
Net Assets	$ 270,000,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$270M
Total number of portfolio holdings	96
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.1%
Biotechnology	10.1%
Electronics	9.3%
Diversified Financial Services	7.1%
Health Care-Services	6.3%
Machinery-Diversified	5.2%
Health Care-Products	4.0%
Software	3.6%
Oil & Gas	3.2%
Engineering & Construction	3.2%
Pharmaceuticals	3.1%
Transportation	3.0%
Building Materials	2.2%
Oil & Gas Services	1.9%
Electrical Components & Equipment	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021999 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 2)*	$50	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[77]
Expense Ratio, Percent	0.97%	[77],[78]
Net Assets	$ 270,000,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$270M
Total number of portfolio holdings	96
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.1%
Biotechnology	10.1%
Electronics	9.3%
Diversified Financial Services	7.1%
Health Care-Services	6.3%
Machinery-Diversified	5.2%
Health Care-Products	4.0%
Software	3.6%
Oil & Gas	3.2%
Engineering & Construction	3.2%
Pharmaceuticals	3.1%
Transportation	3.0%
Building Materials	2.2%
Oil & Gas Services	1.9%
Electrical Components & Equipment	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022000 [Member]
Shareholder Report [Line Items]
Fund Name	SA Invesco Growth Opportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 3)*	$55	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 55	[79]
Expense Ratio, Percent	1.07%	[79],[80]
Net Assets	$ 270,000,000
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$270M
Total number of portfolio holdings	96
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.1%
Biotechnology	10.1%
Electronics	9.3%
Diversified Financial Services	7.1%
Health Care-Services	6.3%
Machinery-Diversified	5.2%
Health Care-Products	4.0%
Software	3.6%
Oil & Gas	3.2%
Engineering & Construction	3.2%
Pharmaceuticals	3.1%
Transportation	3.0%
Building Materials	2.2%
Oil & Gas Services	1.9%
Electrical Components & Equipment	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022003 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 3)*	$53	1.05%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 53	[81]
Expense Ratio, Percent	1.05%	[81],[82]
Net Assets	$ 489,000,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$489M
Total number of portfolio holdings	35
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.1%
Internet	24.1%
Software	10.5%
Aerospace/Defense	5.6%
Computers	5.3%
Pharmaceuticals	4.7%
Electrical Components & Equipment	3.9%
Machinery-Construction & Mining	3.0%
Health Care-Products	3.0%
Health Care-Services	2.7%
Biotechnology	2.4%
Short-Term Investments	2.0%
Diversified Financial Services	1.6%
Entertainment	1.4%
Retail	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022002 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 2)*	$48	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[83]
Expense Ratio, Percent	0.95%	[83],[84]
Net Assets	$ 489,000,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$489M
Total number of portfolio holdings	35
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.1%
Internet	24.1%
Software	10.5%
Aerospace/Defense	5.6%
Computers	5.3%
Pharmaceuticals	4.7%
Electrical Components & Equipment	3.9%
Machinery-Construction & Mining	3.0%
Health Care-Products	3.0%
Health Care-Services	2.7%
Biotechnology	2.4%
Short-Term Investments	2.0%
Diversified Financial Services	1.6%
Entertainment	1.4%
Retail	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022001 [Member]
Shareholder Report [Line Items]
Fund Name	SA Janus Focused Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 1)*	$41	0.80%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 41	[85]
Expense Ratio, Percent	0.80%	[85],[86]
Net Assets	$ 489,000,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$489M
Total number of portfolio holdings	35
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.1%
Internet	24.1%
Software	10.5%
Aerospace/Defense	5.6%
Computers	5.3%
Pharmaceuticals	4.7%
Electrical Components & Equipment	3.9%
Machinery-Construction & Mining	3.0%
Health Care-Products	3.0%
Health Care-Services	2.7%
Biotechnology	2.4%
Short-Term Investments	2.0%
Diversified Financial Services	1.6%
Entertainment	1.4%
Retail	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000109738 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 1)*	$48	0.91%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[87]
Expense Ratio, Percent	0.91%	[87],[88]
Net Assets	$ 488,000,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$488M
Total number of portfolio holdings	97
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.3%
Commercial Services	6.7%
REITS	5.8%
Health Care-Services	4.6%
Insurance	4.4%
Health Care-Products	4.4%
Diversified Financial Services	4.0%
Software	4.0%
Retail	3.1%
Transportation	3.0%
Machinery-Diversified	3.0%
Computers	2.9%
Food	2.9%
Auto Parts & Equipment	2.8%
Building Materials	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022007 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 2)*	$56	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 56	[89]
Expense Ratio, Percent	1.06%	[89],[90]
Net Assets	$ 488,000,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$488M
Total number of portfolio holdings	97
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.3%
Commercial Services	6.7%
REITS	5.8%
Health Care-Services	4.6%
Insurance	4.4%
Health Care-Products	4.4%
Diversified Financial Services	4.0%
Software	4.0%
Retail	3.1%
Transportation	3.0%
Machinery-Diversified	3.0%
Computers	2.9%
Food	2.9%
Auto Parts & Equipment	2.8%
Building Materials	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022008 [Member]
Shareholder Report [Line Items]
Fund Name	SA AB Small & Mid Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 3)*	$61	1.16%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 61	[91]
Expense Ratio, Percent	1.16%	[91],[92]
Net Assets	$ 488,000,000
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$488M
Total number of portfolio holdings	97
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.3%
Commercial Services	6.7%
REITS	5.8%
Health Care-Services	4.6%
Insurance	4.4%
Health Care-Products	4.4%
Diversified Financial Services	4.0%
Software	4.0%
Retail	3.1%
Transportation	3.0%
Machinery-Diversified	3.0%
Computers	2.9%
Food	2.9%
Auto Parts & Equipment	2.8%
Building Materials	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022011 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 3)*	$61	1.18%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 61	[93]
Expense Ratio, Percent	1.18%	[93],[94]
Net Assets	$ 345,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	175
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	28.8%
Insurance	7.9%
Oil & Gas	7.9%
Food	5.2%
Pharmaceuticals	4.7%
Telecommunications	4.6%
Retail	3.2%
Electric	3.2%
Mining	2.8%
Building Materials	2.7%
Distribution/Wholesale	2.5%
Electronics	2.5%
Aerospace/Defense	2.2%
Beverages	2.2%
Miscellaneous Manufacturing	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022010 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 2)*	$56	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 56	[95]
Expense Ratio, Percent	1.08%	[95],[96]
Net Assets	$ 345,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	175
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	28.8%
Insurance	7.9%
Oil & Gas	7.9%
Food	5.2%
Pharmaceuticals	4.7%
Telecommunications	4.6%
Retail	3.2%
Electric	3.2%
Mining	2.8%
Building Materials	2.7%
Distribution/Wholesale	2.5%
Electronics	2.5%
Aerospace/Defense	2.2%
Beverages	2.2%
Miscellaneous Manufacturing	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022009 [Member]
Shareholder Report [Line Items]
Fund Name	SA Putnam International Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 1)*	$48	0.93%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[97]
Expense Ratio, Percent	0.93%	[97],[98]
Net Assets	$ 345,000,000
Holdings Count | Holding	175
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	175
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	28.8%
Insurance	7.9%
Oil & Gas	7.9%
Food	5.2%
Pharmaceuticals	4.7%
Telecommunications	4.6%
Retail	3.2%
Electric	3.2%
Mining	2.8%
Building Materials	2.7%
Distribution/Wholesale	2.5%
Electronics	2.5%
Aerospace/Defense	2.2%
Beverages	2.2%
Miscellaneous Manufacturing	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022012 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Global Equities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 1)*	$42	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[99]
Expense Ratio, Percent	0.82%	[99],[100]
Net Assets	$ 343,000,000
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$343M
Total number of portfolio holdings	370
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.0%
Banks	10.1%
Internet	9.9%
Computers	6.7%
Software	5.9%
Pharmaceuticals	5.3%
Oil & Gas	3.5%
Unaffiliated Investment Companies	3.2%
Aerospace/Defense	2.8%
Insurance	2.5%
Electric	2.5%
Telecommunications	2.5%
Diversified Financial Services	2.4%
Retail	2.3%
Electronics	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022013 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Global Equities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 2)*	$50	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[101]
Expense Ratio, Percent	0.97%	[101],[102]
Net Assets	$ 343,000,000
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$343M
Total number of portfolio holdings	370
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.0%
Banks	10.1%
Internet	9.9%
Computers	6.7%
Software	5.9%
Pharmaceuticals	5.3%
Oil & Gas	3.5%
Unaffiliated Investment Companies	3.2%
Aerospace/Defense	2.8%
Insurance	2.5%
Electric	2.5%
Telecommunications	2.5%
Diversified Financial Services	2.4%
Retail	2.3%
Electronics	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022014 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® Global Equities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 3)*	$55	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 55	[103]
Expense Ratio, Percent	1.07%	[103],[104]
Net Assets	$ 343,000,000
Holdings Count | Holding	370
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$343M
Total number of portfolio holdings	370
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.0%
Banks	10.1%
Internet	9.9%
Computers	6.7%
Software	5.9%
Pharmaceuticals	5.3%
Oil & Gas	3.5%
Unaffiliated Investment Companies	3.2%
Aerospace/Defense	2.8%
Insurance	2.5%
Electric	2.5%
Telecommunications	2.5%
Diversified Financial Services	2.4%
Retail	2.3%
Electronics	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022017 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond Opportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 3)*	$59	1.19%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 59	[105]
Expense Ratio, Percent	1.19%	[105],[106]
Net Assets	$ 273,000,000
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	558
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	93%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	69.5%
Foreign Government Obligations	34.5%
Collateralized Mortgage Obligations	12.1%
Short-Term Investments	10.1%
Banks	8.4%
Other Asset Backed Securities	7.0%
Repurchase Agreements	1.2%
Internet	1.2%
Investment Companies	1.1%
Telecommunications	0.9%
Auto Loan Receivables	0.5%
Pharmaceuticals	0.4%
Diversified Financial Services	0.4%
Oil & Gas	0.4%
Savings & Loans	0.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022016 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond Opportunities
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 2)*	$54	1.09%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[107]
Expense Ratio, Percent	1.09%	[107],[108]
Net Assets	$ 273,000,000
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	558
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	93%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	69.5%
Foreign Government Obligations	34.5%
Collateralized Mortgage Obligations	12.1%
Short-Term Investments	10.1%
Banks	8.4%
Other Asset Backed Securities	7.0%
Repurchase Agreements	1.2%
Internet	1.2%
Investment Companies	1.1%
Telecommunications	0.9%
Auto Loan Receivables	0.5%
Pharmaceuticals	0.4%
Diversified Financial Services	0.4%
Oil & Gas	0.4%
Savings & Loans	0.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022015 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO Global Bond Opportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 1)*	$46	0.94%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 46	[109]
Expense Ratio, Percent	0.94%	[109],[110]
Net Assets	$ 273,000,000
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	558
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	93%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	69.5%
Foreign Government Obligations	34.5%
Collateralized Mortgage Obligations	12.1%
Short-Term Investments	10.1%
Banks	8.4%
Other Asset Backed Securities	7.0%
Repurchase Agreements	1.2%
Internet	1.2%
Investment Companies	1.1%
Telecommunications	0.9%
Auto Loan Receivables	0.5%
Pharmaceuticals	0.4%
Diversified Financial Services	0.4%
Oil & Gas	0.4%
Savings & Loans	0.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022018 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock Advantage International
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Advantage International Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Advantage International Portfolio (Class 1)*	$45	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[111]
Expense Ratio, Percent	0.88%	[111],[112]
Net Assets	$ 329,000,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$329M
Total number of portfolio holdings	335
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	133%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.2%
Pharmaceuticals	8.0%
Semiconductors	6.1%
Insurance	5.5%
Oil & Gas	4.5%
Telecommunications	3.7%
Aerospace/Defense	3.5%
Food	3.1%
Mining	3.0%
Electric	2.6%
Machinery-Construction & Mining	2.3%
Electrical Components & Equipment	2.3%
Distribution/Wholesale	2.1%
Electronics	2.0%
Commercial Services	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022019 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock Advantage International
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Advantage International Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Advantage International Portfolio (Class 2)*	$53	1.03%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 53	[113]
Expense Ratio, Percent	1.03%	[113],[114]
Net Assets	$ 329,000,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$329M
Total number of portfolio holdings	335
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	133%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.2%
Pharmaceuticals	8.0%
Semiconductors	6.1%
Insurance	5.5%
Oil & Gas	4.5%
Telecommunications	3.7%
Aerospace/Defense	3.5%
Food	3.1%
Mining	3.0%
Electric	2.6%
Machinery-Construction & Mining	2.3%
Electrical Components & Equipment	2.3%
Distribution/Wholesale	2.1%
Electronics	2.0%
Commercial Services	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022020 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock Advantage International
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Advantage International Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Advantage International Portfolio (Class 3)*	$58	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 58	[115]
Expense Ratio, Percent	1.13%	[115],[116]
Net Assets	$ 329,000,000
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$329M
Total number of portfolio holdings	335
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	133%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.2%
Pharmaceuticals	8.0%
Semiconductors	6.1%
Insurance	5.5%
Oil & Gas	4.5%
Telecommunications	3.7%
Aerospace/Defense	3.5%
Food	3.1%
Mining	3.0%
Electric	2.6%
Machinery-Construction & Mining	2.3%
Electrical Components & Equipment	2.3%
Distribution/Wholesale	2.1%
Electronics	2.0%
Commercial Services	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022023 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 3)*	$73	1.39%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 73	[117]
Expense Ratio, Percent	1.39%	[117],[118]
Net Assets	$ 220,000,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	134
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	33.6%
Banks	13.4%
Oil & Gas	8.1%
Insurance	5.5%
Internet	5.0%
Diversified Financial Services	3.8%
Telecommunications	3.0%
Transportation	2.4%
Computers	2.3%
Electronics	2.2%
Commercial Services	1.6%
Auto Parts & Equipment	1.6%
Food	1.5%
Auto Manufacturers	1.4%
Mining	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022022 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 2)*	$67	1.29%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 67	[119]
Expense Ratio, Percent	1.29%	[119],[120]
Net Assets	$ 220,000,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	134
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	33.6%
Banks	13.4%
Oil & Gas	8.1%
Insurance	5.5%
Internet	5.0%
Diversified Financial Services	3.8%
Telecommunications	3.0%
Transportation	2.4%
Computers	2.3%
Electronics	2.2%
Commercial Services	1.6%
Auto Parts & Equipment	1.6%
Food	1.5%
Auto Manufacturers	1.4%
Mining	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022021 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Emerging Markets
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 1)*	$60	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 60	[121]
Expense Ratio, Percent	1.14%	[121],[122]
Net Assets	$ 220,000,000
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	134
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	33%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	33.6%
Banks	13.4%
Oil & Gas	8.1%
Insurance	5.5%
Internet	5.0%
Diversified Financial Services	3.8%
Telecommunications	3.0%
Transportation	2.4%
Computers	2.3%
Electronics	2.2%
Commercial Services	1.6%
Auto Parts & Equipment	1.6%
Food	1.5%
Auto Manufacturers	1.4%
Mining	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000109739 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 1)*	$44	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[123]
Expense Ratio, Percent	0.84%	[123],[124]
Net Assets	$ 473,000,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$473M
Total number of portfolio holdings	229
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Oil & Gas	12.3%
Pharmaceuticals	11.3%
Telecommunications	8.7%
Transportation	8.3%
Chemicals	7.3%
Food	6.1%
Iron/Steel	5.4%
Insurance	5.2%
Auto Parts & Equipment	4.8%
Commercial Services	3.3%
Retail	2.9%
Auto Manufacturers	2.8%
Agriculture	2.2%
Electric	2.2%
Real Estate	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022024 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 2)*	$51	0.99%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 51	[125]
Expense Ratio, Percent	0.99%	[125],[126]
Net Assets	$ 473,000,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$473M
Total number of portfolio holdings	229
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Oil & Gas	12.3%
Pharmaceuticals	11.3%
Telecommunications	8.7%
Transportation	8.3%
Chemicals	7.3%
Food	6.1%
Iron/Steel	5.4%
Insurance	5.2%
Auto Parts & Equipment	4.8%
Commercial Services	3.3%
Retail	2.9%
Auto Manufacturers	2.8%
Agriculture	2.2%
Electric	2.2%
Real Estate	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022025 [Member]
Shareholder Report [Line Items]
Fund Name	SA PIMCO RAE International Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 3)*	$57	1.09%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 57	[127]
Expense Ratio, Percent	1.09%	[127],[128]
Net Assets	$ 473,000,000
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$473M
Total number of portfolio holdings	229
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Oil & Gas	12.3%
Pharmaceuticals	11.3%
Telecommunications	8.7%
Transportation	8.3%
Chemicals	7.3%
Food	6.1%
Iron/Steel	5.4%
Insurance	5.2%
Auto Parts & Equipment	4.8%
Commercial Services	3.3%
Retail	2.9%
Auto Manufacturers	2.8%
Agriculture	2.2%
Electric	2.2%
Real Estate	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022028 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 3)*	$50	1.00%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 50	[129]
Expense Ratio, Percent	1.00%	[129],[130]
Net Assets	$ 236,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$236M
Total number of portfolio holdings	283
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Telecommunications	8.8%
Diversified Financial Services	7.6%
Pipelines	6.4%
Media	6.0%
Oil & Gas	5.6%
Retail	4.1%
Electric	3.6%
Health Care-Services	3.5%
Food	3.3%
Insurance	3.3%
Commercial Services	3.2%
Entertainment	3.1%
Software	2.8%
REITS	2.7%
Lodging	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022027 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 2)*	$45	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[131]
Expense Ratio, Percent	0.90%	[131],[132]
Net Assets	$ 236,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$236M
Total number of portfolio holdings	283
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Telecommunications	8.8%
Diversified Financial Services	7.6%
Pipelines	6.4%
Media	6.0%
Oil & Gas	5.6%
Retail	4.1%
Electric	3.6%
Health Care-Services	3.5%
Food	3.3%
Insurance	3.3%
Commercial Services	3.2%
Entertainment	3.1%
Software	2.8%
REITS	2.7%
Lodging	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022026 [Member]
Shareholder Report [Line Items]
Fund Name	SA PineBridge High-Yield Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 1)*	$37	0.75%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 37	[133]
Expense Ratio, Percent	0.75%	[133],[134]
Net Assets	$ 236,000,000
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$236M
Total number of portfolio holdings	283
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	39%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Telecommunications	8.8%
Diversified Financial Services	7.6%
Pipelines	6.4%
Media	6.0%
Oil & Gas	5.6%
Retail	4.1%
Electric	3.6%
Health Care-Services	3.5%
Food	3.3%
Insurance	3.3%
Commercial Services	3.2%
Entertainment	3.1%
Software	2.8%
REITS	2.7%
Lodging	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022029 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 1)*	$27	0.54%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 27	[135]
Expense Ratio, Percent	0.54%	[135],[136]
Net Assets	$ 1,771,000,000
Holdings Count | Holding	1,692
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,771M
Total number of portfolio holdings	1,692
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	43.5%
Collateralized Mortgage Obligations	14.2%
Banks	8.2%
Other Asset Backed Securities	5.9%
Auto Loan Receivables	2.6%
Electric	2.4%
Diversified Financial Services	2.2%
Pipelines	1.6%
REITS	1.4%
Software	1.4%
Health Care-Services	1.3%
Short-Term Investments	1.3%
Telecommunications	1.3%
Insurance	1.0%
Commercial Services	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022030 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 2)*	$34	0.69%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 34	[137]
Expense Ratio, Percent	0.69%	[137],[138]
Net Assets	$ 1,771,000,000
Holdings Count | Holding	1,692
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,771M
Total number of portfolio holdings	1,692
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	43.5%
Collateralized Mortgage Obligations	14.2%
Banks	8.2%
Other Asset Backed Securities	5.9%
Auto Loan Receivables	2.6%
Electric	2.4%
Diversified Financial Services	2.2%
Pipelines	1.6%
REITS	1.4%
Software	1.4%
Health Care-Services	1.3%
Short-Term Investments	1.3%
Telecommunications	1.3%
Insurance	1.0%
Commercial Services	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022031 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan MFS Core Bond
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 3)*	$39	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 39	[139]
Expense Ratio, Percent	0.79%	[139],[140]
Net Assets	$ 1,771,000,000
Holdings Count | Holding	1,692
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,771M
Total number of portfolio holdings	1,692
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	43.5%
Collateralized Mortgage Obligations	14.2%
Banks	8.2%
Other Asset Backed Securities	5.9%
Auto Loan Receivables	2.6%
Electric	2.4%
Diversified Financial Services	2.2%
Pipelines	1.6%
REITS	1.4%
Software	1.4%
Health Care-Services	1.3%
Short-Term Investments	1.3%
Telecommunications	1.3%
Insurance	1.0%
Commercial Services	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022034 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 3)*	$48	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 48	[141]
Expense Ratio, Percent	0.96%	[141],[142]
Net Assets	$ 421,000,000
Holdings Count | Holding	1,583
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$421M
Total number of portfolio holdings	1,583
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.0%
Semiconductors	9.5%
Internet	7.1%
U.S. Government & Agency Obligations	6.2%
Unaffiliated Investment Companies	4.6%
Other Asset Backed Securities	3.5%
Pharmaceuticals	3.4%
Computers	3.4%
Electric	2.9%
Software	2.9%
Diversified Financial Services	2.8%
Retail	2.6%
Insurance	2.5%
Collateralized Mortgage Obligations	2.4%
Auto Loan Receivables	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022033 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 2)*	$43	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 43	[143]
Expense Ratio, Percent	0.86%	[143],[144]
Net Assets	$ 421,000,000
Holdings Count | Holding	1,583
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$421M
Total number of portfolio holdings	1,583
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.0%
Semiconductors	9.5%
Internet	7.1%
U.S. Government & Agency Obligations	6.2%
Unaffiliated Investment Companies	4.6%
Other Asset Backed Securities	3.5%
Pharmaceuticals	3.4%
Computers	3.4%
Electric	2.9%
Software	2.9%
Diversified Financial Services	2.8%
Retail	2.6%
Insurance	2.5%
Collateralized Mortgage Obligations	2.4%
Auto Loan Receivables	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022032 [Member]
Shareholder Report [Line Items]
Fund Name	SA JPMorgan Diversified Balanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 1)*	$36	0.71%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 36	[145]
Expense Ratio, Percent	0.71%	[145],[146]
Net Assets	$ 421,000,000
Holdings Count | Holding	1,583
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$421M
Total number of portfolio holdings	1,583
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.0%
Semiconductors	9.5%
Internet	7.1%
U.S. Government & Agency Obligations	6.2%
Unaffiliated Investment Companies	4.6%
Other Asset Backed Securities	3.5%
Pharmaceuticals	3.4%
Computers	3.4%
Electric	2.9%
Software	2.9%
Diversified Financial Services	2.8%
Retail	2.6%
Insurance	2.5%
Collateralized Mortgage Obligations	2.4%
Auto Loan Receivables	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022035 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 1)*	$36	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 36	[147]
Expense Ratio, Percent	0.72%	[147],[148]
Net Assets	$ 480,000,000
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$480M
Total number of portfolio holdings	812
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.6%
Banks	9.2%
Insurance	5.9%
Collateralized Mortgage Obligations	5.7%
Oil & Gas	4.6%
Software	4.5%
Health Care-Products	4.3%
Electric	4.3%
Pharmaceuticals	4.1%
Diversified Financial Services	3.9%
Health Care-Services	2.9%
Other Asset Backed Securities	2.6%
Aerospace/Defense	2.2%
Agriculture	2.1%
Advertising	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022036 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 2)*	$44	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[149]
Expense Ratio, Percent	0.87%	[149],[150]
Net Assets	$ 480,000,000
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$480M
Total number of portfolio holdings	812
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.6%
Banks	9.2%
Insurance	5.9%
Collateralized Mortgage Obligations	5.7%
Oil & Gas	4.6%
Software	4.5%
Health Care-Products	4.3%
Electric	4.3%
Pharmaceuticals	4.1%
Diversified Financial Services	3.9%
Health Care-Services	2.9%
Other Asset Backed Securities	2.6%
Aerospace/Defense	2.2%
Agriculture	2.1%
Advertising	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000022037 [Member]
Shareholder Report [Line Items]
Fund Name	SA MFS Total Return
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 3)*	$49	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 49	[151]
Expense Ratio, Percent	0.97%	[151],[152]
Net Assets	$ 480,000,000
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$480M
Total number of portfolio holdings	812
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.6%
Banks	9.2%
Insurance	5.9%
Collateralized Mortgage Obligations	5.7%
Oil & Gas	4.6%
Software	4.5%
Health Care-Products	4.3%
Electric	4.3%
Pharmaceuticals	4.1%
Diversified Financial Services	3.9%
Health Care-Services	2.9%
Other Asset Backed Securities	2.6%
Aerospace/Defense	2.2%
Agriculture	2.1%
Advertising	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000109363 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 3)*	$25	0.50%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 25	[153]
Expense Ratio, Percent	0.50%	[153],[154]
Net Assets	$ 8,425,000,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 8,800,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,425M
Total number of portfolio holdings	62
Total net advisory fee paid	$8.8M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000169131 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 1)*	$13	0.25%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 13	[155]
Expense Ratio, Percent	0.25%	[155],[156]
Net Assets	$ 8,425,000,000
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 8,800,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,425M
Total number of portfolio holdings	62
Total net advisory fee paid	$8.8M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000169132 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Strategy
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 1)*	$13	0.26%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 13	[157]
Expense Ratio, Percent	0.26%	[157],[158]
Net Assets	$ 4,500,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,500M
Total number of portfolio holdings	65
Total net advisory fee paid	$5.0M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000115991 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Dynamic Strategy
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 3)*	$26	0.51%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 26	[159]
Expense Ratio, Percent	0.51%	[159],[160]
Net Assets	$ 4,500,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 5,000,000.0
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,500M
Total number of portfolio holdings	65
Total net advisory fee paid	$5.0M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000164959 [Member]
Shareholder Report [Line Items]
Fund Name	SA Schroders VCP Global Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 3)*	$58	1.15%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 58	[161]
Expense Ratio, Percent	1.15%	[161],[162]
Net Assets	$ 392,000,000
Holdings Count | Holding	1,171
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$392M
Total number of portfolio holdings	1,171
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	14.4%
Semiconductors	7.8%
Short-Term Investments	7.7%
Internet	6.6%
Insurance	4.7%
Pharmaceuticals	4.5%
Diversified Financial Services	4.4%
Software	3.9%
Telecommunications	3.4%
Electric	3.2%
Oil & Gas	3.2%
Computers	3.0%
REITS	2.3%
Pipelines	2.2%
Retail	1.9%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000171604 [Member]
Shareholder Report [Line Items]
Fund Name	SA Schroders VCP Global Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 1)*	$45	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 45	[163]
Expense Ratio, Percent	0.90%	[163],[164]
Net Assets	$ 392,000,000
Holdings Count | Holding	1,171
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$392M
Total number of portfolio holdings	1,171
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	14.4%
Semiconductors	7.8%
Short-Term Investments	7.7%
Internet	6.6%
Insurance	4.7%
Pharmaceuticals	4.5%
Diversified Financial Services	4.4%
Software	3.9%
Telecommunications	3.4%
Electric	3.2%
Oil & Gas	3.2%
Computers	3.0%
REITS	2.3%
Pipelines	2.2%
Retail	1.9%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000171605 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price VCP Balanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 1)*	$42	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[165]
Expense Ratio, Percent	0.82%	[165],[166]
Net Assets	$ 1,336,000,000
Holdings Count | Holding	1,766
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,336M
Total number of portfolio holdings	1,766
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.5%
Short-Term Investments	10.1%
Semiconductors	8.7%
Internet	6.4%
Banks	6.3%
Pharmaceuticals	3.5%
Software	3.3%
Oil & Gas	3.0%
Insurance	2.9%
Computers	2.7%
REITS	2.6%
Diversified Financial Services	2.4%
Retail	2.2%
Electric	2.1%
Collateralized Mortgage Obligations	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000164960 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price VCP Balanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 3)*	$55	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 55	[167]
Expense Ratio, Percent	1.08%	[167],[168]
Net Assets	$ 1,336,000,000
Holdings Count | Holding	1,766
Advisory Fees Paid, Amount	$ 5,200,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,336M
Total number of portfolio holdings	1,766
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.5%
Short-Term Investments	10.1%
Semiconductors	8.7%
Internet	6.4%
Banks	6.3%
Pharmaceuticals	3.5%
Software	3.3%
Oil & Gas	3.0%
Insurance	2.9%
Computers	2.7%
REITS	2.6%
Diversified Financial Services	2.4%
Retail	2.2%
Electric	2.1%
Collateralized Mortgage Obligations	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177070 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 3)*	$29	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 29	[169]
Expense Ratio, Percent	0.58%	[169],[170]
Net Assets	$ 536,000,000
Holdings Count | Holding	1,619
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$536M
Total number of portfolio holdings	1,619
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	52.2%
Banks	7.6%
Unaffiliated Investment Companies	6.9%
Electric	2.9%
Foreign Government Obligations	2.6%
Multi-National	1.7%
Pharmaceuticals	1.7%
Telecommunications	1.5%
Internet	1.4%
Pipelines	1.3%
Diversified Financial Services	1.2%
Health Care-Services	1.2%
REITS	1.1%
Oil & Gas	1.1%
Software	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177069 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 1)*	$16	0.33%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 16	[171]
Expense Ratio, Percent	0.33%	[171],[172]
Net Assets	$ 536,000,000
Holdings Count | Holding	1,619
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$536M
Total number of portfolio holdings	1,619
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	52.2%
Banks	7.6%
Unaffiliated Investment Companies	6.9%
Electric	2.9%
Foreign Government Obligations	2.6%
Multi-National	1.7%
Pharmaceuticals	1.7%
Telecommunications	1.5%
Internet	1.4%
Pipelines	1.3%
Diversified Financial Services	1.2%
Health Care-Services	1.2%
REITS	1.1%
Oil & Gas	1.1%
Software	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177071 [Member]
Shareholder Report [Line Items]
Fund Name	SA International Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 1)*	$25	0.49%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 25	[173]
Expense Ratio, Percent	0.49%	[173],[174]
Net Assets	$ 1,006,000,000
Holdings Count | Holding	679
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,006M
Total number of portfolio holdings	679
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.0%
Pharmaceuticals	7.5%
Semiconductors	6.2%
Insurance	6.0%
Oil & Gas	3.8%
Aerospace/Defense	3.6%
Electric	3.4%
Telecommunications	3.0%
Mining	3.0%
Food	2.8%
Auto Manufacturers	2.2%
Electrical Components & Equipment	2.2%
Machinery-Construction & Mining	2.2%
Retail	2.1%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177072 [Member]
Shareholder Report [Line Items]
Fund Name	SA International Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 3)*	$38	0.74%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 38	[175]
Expense Ratio, Percent	0.74%	[175],[176]
Net Assets	$ 1,006,000,000
Holdings Count | Holding	679
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,006M
Total number of portfolio holdings	679
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.0%
Pharmaceuticals	7.5%
Semiconductors	6.2%
Insurance	6.0%
Oil & Gas	3.8%
Aerospace/Defense	3.6%
Electric	3.4%
Telecommunications	3.0%
Mining	3.0%
Food	2.8%
Auto Manufacturers	2.2%
Electrical Components & Equipment	2.2%
Machinery-Construction & Mining	2.2%
Retail	2.1%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177074 [Member]
Shareholder Report [Line Items]
Fund Name	SA Mid Cap Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 3)*	$32	0.62%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 32	[177]
Expense Ratio, Percent	0.62%	[177],[178]
Net Assets	$ 516,000,000
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$516M
Total number of portfolio holdings	403
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.1%
Banks	6.2%
Retail	4.9%
Insurance	4.4%
Semiconductors	4.2%
Software	4.0%
Biotechnology	3.9%
Electronics	3.7%
Commercial Services	3.5%
Oil & Gas	3.3%
Machinery-Diversified	3.2%
Health Care-Services	2.8%
Computers	2.7%
Diversified Financial Services	2.6%
Aerospace/Defense	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177073 [Member]
Shareholder Report [Line Items]
Fund Name	SA Mid Cap Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 1)*	$19	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 19	[179]
Expense Ratio, Percent	0.37%	[179],[180]
Net Assets	$ 516,000,000
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$516M
Total number of portfolio holdings	403
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.1%
Banks	6.2%
Retail	4.9%
Insurance	4.4%
Semiconductors	4.2%
Software	4.0%
Biotechnology	3.9%
Electronics	3.7%
Commercial Services	3.5%
Oil & Gas	3.3%
Machinery-Diversified	3.2%
Health Care-Services	2.8%
Computers	2.7%
Diversified Financial Services	2.6%
Aerospace/Defense	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177075 [Member]
Shareholder Report [Line Items]
Fund Name	SA Small Cap Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 1)*	$22	0.41%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 22	[181]
Expense Ratio, Percent	0.41%	[181],[182]
Net Assets	$ 353,000,000
Holdings Count | Holding	2,011
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$353M
Total number of portfolio holdings	2,011
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.0%
Biotechnology	9.8%
REITS	5.9%
Software	4.4%
Commercial Services	4.1%
Health Care-Products	3.7%
Retail	3.4%
Diversified Financial Services	3.3%
Oil & Gas	3.0%
Pharmaceuticals	2.9%
Health Care-Services	2.6%
Semiconductors	2.5%
Insurance	2.2%
Electronics	2.1%
Computers	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177076 [Member]
Shareholder Report [Line Items]
Fund Name	SA Small Cap Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 3)*	$35	0.66%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 35	[183]
Expense Ratio, Percent	0.66%	[183],[184]
Net Assets	$ 353,000,000
Holdings Count | Holding	2,011
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$353M
Total number of portfolio holdings	2,011
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.0%
Biotechnology	9.8%
REITS	5.9%
Software	4.4%
Commercial Services	4.1%
Health Care-Products	3.7%
Retail	3.4%
Diversified Financial Services	3.3%
Oil & Gas	3.0%
Pharmaceuticals	2.9%
Health Care-Services	2.6%
Semiconductors	2.5%
Insurance	2.2%
Electronics	2.1%
Computers	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177077 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 60/40
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 3)*	$20	0.40%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 20	[185]
Expense Ratio, Percent	0.40%	[185],[186]
Net Assets	$ 281,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$281M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177078 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 60/40
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 1)*	$8	0.15%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 8	[187]
Expense Ratio, Percent	0.15%	[187],[188]
Net Assets	$ 281,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$281M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177079 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 80/20
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 1)*	$7	0.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 7	[189]
Expense Ratio, Percent	0.13%	[189],[190]
Net Assets	$ 529,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177080 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 80/20
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 3)*	$19	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 19	[191]
Expense Ratio, Percent	0.38%	[191],[192]
Net Assets	$ 529,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	4%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177082 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 90/10
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 3)*	$19	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 19	[193]
Expense Ratio, Percent	0.36%	[193],[194]
Net Assets	$ 1,565,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,565M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000177081 [Member]
Shareholder Report [Line Items]
Fund Name	SA Index Allocation 90/10
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 1)*	$6	0.11%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 6	[195]
Expense Ratio, Percent	0.11%	[195],[196]
Net Assets	$ 1,565,000,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,565M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000191735 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Tactical Opportunities
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 1)*	$41	0.81%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 41	[197]
Expense Ratio, Percent	0.81%	[197],[198]
Net Assets	$ 110,000,000
Holdings Count | Holding	1,259
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$110M
Total number of portfolio holdings	1,259
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.5%
Semiconductors	9.4%
Internet	7.2%
Banks	6.6%
Unaffiliated Investment Companies	5.3%
Pharmaceuticals	4.5%
Collateralized Mortgage Obligations	4.0%
Computers	3.4%
Retail	3.2%
Software	2.9%
Insurance	2.8%
Telecommunications	2.8%
Diversified Financial Services	2.7%
Oil & Gas	2.6%
Aerospace/Defense	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000191736 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Tactical Opportunities
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 3)*	$54	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 54	[199]
Expense Ratio, Percent	1.06%	[199],[200]
Net Assets	$ 110,000,000
Holdings Count | Holding	1,259
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$110M
Total number of portfolio holdings	1,259
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.5%
Semiconductors	9.4%
Internet	7.2%
Banks	6.6%
Unaffiliated Investment Companies	5.3%
Pharmaceuticals	4.5%
Collateralized Mortgage Obligations	4.0%
Computers	3.4%
Retail	3.2%
Software	2.9%
Insurance	2.8%
Telecommunications	2.8%
Diversified Financial Services	2.7%
Oil & Gas	2.6%
Aerospace/Defense	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193968 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Multi-Asset Insights
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)*	$55	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 55	[201]
Expense Ratio, Percent	1.08%	[201],[202]
Net Assets	$ 54,000,000
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$54M
Total number of portfolio holdings	317
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	78%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	26.4%
Semiconductors	7.8%
Banks	5.8%
Computers	5.4%
Internet	4.4%
Diversified Financial Services	3.9%
Pharmaceuticals	3.7%
Retail	3.6%
Software	2.8%
Insurance	2.5%
Aerospace/Defense	2.1%
Unaffiliated Investment Companies	2.0%
Oil & Gas	1.8%
Electronics	1.8%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193967 [Member]
Shareholder Report [Line Items]
Fund Name	SA Goldman Sachs Multi-Asset Insights
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)*	$42	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 42	[203]
Expense Ratio, Percent	0.83%	[203],[204]
Net Assets	$ 54,000,000
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$54M
Total number of portfolio holdings	317
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	78%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	26.4%
Semiconductors	7.8%
Banks	5.8%
Computers	5.4%
Internet	4.4%
Diversified Financial Services	3.9%
Pharmaceuticals	3.7%
Retail	3.6%
Software	2.8%
Insurance	2.5%
Aerospace/Defense	2.1%
Unaffiliated Investment Companies	2.0%
Oil & Gas	1.8%
Electronics	1.8%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193969 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Allocation Moderately Aggressive
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 1)*	$38	0.75%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 38	[205]
Expense Ratio, Percent	0.75%	[205],[206]
Net Assets	$ 807,000,000
Holdings Count | Holding	1,747
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$807M
Total number of portfolio holdings	1,747
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.1%
U.S. Government & Agency Obligations	10.0%
Banks	7.7%
Internet	7.2%
Software	4.7%
Pharmaceuticals	4.4%
Computers	4.0%
Insurance	3.7%
Diversified Financial Services	3.5%
Retail	3.4%
Oil & Gas	2.9%
Aerospace/Defense	2.3%
Electric	2.3%
Telecommunications	2.1%
Health Care-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193970 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Allocation Moderately Aggressive
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 3)*	$51	1.00%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 51	[207]
Expense Ratio, Percent	1.00%	[207],[208]
Net Assets	$ 807,000,000
Holdings Count | Holding	1,747
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$807M
Total number of portfolio holdings	1,747
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.1%
U.S. Government & Agency Obligations	10.0%
Banks	7.7%
Internet	7.2%
Software	4.7%
Pharmaceuticals	4.4%
Computers	4.0%
Insurance	3.7%
Diversified Financial Services	3.5%
Retail	3.4%
Oil & Gas	2.9%
Aerospace/Defense	2.3%
Electric	2.3%
Telecommunications	2.1%
Health Care-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193972 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Index Allocation
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 3)*	$25	0.49%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 25	[209]
Expense Ratio, Percent	0.49%	[209],[210]
Net Assets	$ 573,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$573M
Total number of portfolio holdings	19
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193971 [Member]
Shareholder Report [Line Items]
Fund Name	SA VCP Index Allocation
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 1)*	$12	0.24%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 12	[211]
Expense Ratio, Percent	0.24%	[211],[212]
Net Assets	$ 573,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$573M
Total number of portfolio holdings	19
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	5%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193973 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Intermediate Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 1)*	$16	0.33%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 16	[213]
Expense Ratio, Percent	0.33%	[213],[214]
Net Assets	$ 513,000,000
Holdings Count | Holding	1,478
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	1,478
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	53.6%
Banks	8.8%
Unaffiliated Investment Companies	8.3%
Foreign Government Obligations	2.7%
Electric	2.6%
Multi-National	2.3%
Pharmaceuticals	1.4%
Diversified Financial Services	1.3%
REITS	1.3%
Pipelines	1.0%
Internet	0.9%
Auto Manufacturers	0.9%
Oil & Gas	0.9%
Software	0.9%
Telecommunications	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000193974 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fixed Income Intermediate Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 3)*	$29	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 29	[215]
Expense Ratio, Percent	0.58%	[215],[216]
Net Assets	$ 513,000,000
Holdings Count | Holding	1,478
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	1,478
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	53.6%
Banks	8.8%
Unaffiliated Investment Companies	8.3%
Foreign Government Obligations	2.7%
Electric	2.6%
Multi-National	2.3%
Pharmaceuticals	1.4%
Diversified Financial Services	1.3%
REITS	1.3%
Pipelines	1.0%
Internet	0.9%
Auto Manufacturers	0.9%
Oil & Gas	0.9%
Software	0.9%
Telecommunications	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Quality Explanation [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199990 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Growth Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 3)*	$31	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 31	[217]
Expense Ratio, Percent	0.60%	[217],[218]
Net Assets	$ 738,000,000
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$738M
Total number of portfolio holdings	151
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	27.4%
Internet	21.5%
Software	12.1%
Computers	8.5%
Pharmaceuticals	4.3%
Banks	3.0%
Insurance	2.9%
Diversified Financial Services	2.6%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	2.1%
Auto Manufacturers	1.7%
Telecommunications	1.6%
Retail	1.2%
Electronics	1.1%
Health Care-Products	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199989 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Growth Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 1)*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 18	[219]
Expense Ratio, Percent	0.35%	[219],[220]
Net Assets	$ 738,000,000
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$738M
Total number of portfolio holdings	151
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	27.4%
Internet	21.5%
Software	12.1%
Computers	8.5%
Pharmaceuticals	4.3%
Banks	3.0%
Insurance	2.9%
Diversified Financial Services	2.6%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	2.1%
Auto Manufacturers	1.7%
Telecommunications	1.6%
Retail	1.2%
Electronics	1.1%
Health Care-Products	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199991 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Value Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 1)*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 18	[221]
Expense Ratio, Percent	0.35%	[221],[222]
Net Assets	$ 702,000,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$702M
Total number of portfolio holdings	442
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	10.3%
Retail	6.9%
Banks	6.7%
Oil & Gas	5.8%
Pharmaceuticals	5.3%
Internet	5.0%
Diversified Financial Services	4.6%
Semiconductors	4.3%
Electric	4.0%
Health Care-Products	3.4%
Insurance	3.3%
REITS	3.2%
Software	3.0%
Telecommunications	2.6%
Health Care-Services	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199992 [Member]
Shareholder Report [Line Items]
Fund Name	SA Large Cap Value Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 3)*	$31	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 31	[223]
Expense Ratio, Percent	0.60%	[223],[224]
Net Assets	$ 702,000,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 1,000,000.0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$702M
Total number of portfolio holdings	442
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	10.3%
Retail	6.9%
Banks	6.7%
Oil & Gas	5.8%
Pharmaceuticals	5.3%
Internet	5.0%
Diversified Financial Services	4.6%
Semiconductors	4.3%
Electric	4.0%
Health Care-Products	3.4%
Insurance	3.3%
REITS	3.2%
Software	3.0%
Telecommunications	2.6%
Health Care-Services	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199994 [Member]
Shareholder Report [Line Items]
Fund Name	SA Emerging Markets Equity Index
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 3)*	$43	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 43	[225]
Expense Ratio, Percent	0.83%	[225],[226]
Net Assets	$ 119,000,000
Holdings Count | Holding	987
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$119M
Total number of portfolio holdings	987
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	32.2%
Banks	13.9%
Internet	8.4%
Diversified Financial Services	4.3%
Oil & Gas	3.4%
Electronics	3.2%
Telecommunications	3.0%
Mining	2.9%
Auto Manufacturers	2.3%
Insurance	2.1%
Computers	2.0%
Pharmaceuticals	1.7%
Electric	1.6%
Chemicals	1.4%
Electrical Components & Equipment	1.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199993 [Member]
Shareholder Report [Line Items]
Fund Name	SA Emerging Markets Equity Index
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 1)*	$30	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 30	[227]
Expense Ratio, Percent	0.58%	[227],[228]
Net Assets	$ 119,000,000
Holdings Count | Holding	987
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$119M
Total number of portfolio holdings	987
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	32.2%
Banks	13.9%
Internet	8.4%
Diversified Financial Services	4.3%
Oil & Gas	3.4%
Electronics	3.2%
Telecommunications	3.0%
Mining	2.9%
Auto Manufacturers	2.3%
Insurance	2.1%
Computers	2.0%
Pharmaceuticals	1.7%
Electric	1.6%
Chemicals	1.4%
Electrical Components & Equipment	1.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199996 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 60/40
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 3)*	$22	0.43%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 22	[229]
Expense Ratio, Percent	0.43%	[229],[230]
Net Assets	$ 113,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$113M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199997 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 75/25
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 3)*	$22	0.43%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 22	[231]
Expense Ratio, Percent	0.43%	[231],[232]
Net Assets	$ 111,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$111M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	8%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199998 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 75/25
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 1)*	$9	0.18%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 9	[233]
Expense Ratio, Percent	0.18%	[233],[234]
Net Assets	$ 111,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$111M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	8%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000199999 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 90/10
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 1)*	$7	0.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 7	[235]
Expense Ratio, Percent	0.13%	[235],[236]
Net Assets	$ 459,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$459M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000200000 [Member]
Shareholder Report [Line Items]
Fund Name	SA Global Index Allocation 90/10
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 3)*	$19	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 19	[237]
Expense Ratio, Percent	0.38%	[237],[238]
Net Assets	$ 459,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$459M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000211494 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® International Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)*	$57	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 57	[239]
Expense Ratio, Percent	1.14%	[239],[240]
Net Assets	$ 234,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$234M
Total number of portfolio holdings	61
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	76%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.3%
Banks	19.8%
Aerospace/Defense	7.8%
Machinery-Construction & Mining	4.9%
Agriculture	4.6%
Insurance	4.2%
Mining	3.6%
Commercial Services	3.3%
Electronics	3.2%
Building Materials	3.0%
Engineering & Construction	3.0%
Computers	2.9%
Lodging	2.7%
Diversified Financial Services	2.7%
Electrical Components & Equipment	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000211493 [Member]
Shareholder Report [Line Items]
Fund Name	SA Fidelity Institutional AM® International Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)*	$44	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 44	[241]
Expense Ratio, Percent	0.89%	[241],[242]
Net Assets	$ 234,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 900,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$234M
Total number of portfolio holdings	61
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	76%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.3%
Banks	19.8%
Aerospace/Defense	7.8%
Machinery-Construction & Mining	4.9%
Agriculture	4.6%
Insurance	4.2%
Mining	3.6%
Commercial Services	3.3%
Electronics	3.2%
Building Materials	3.0%
Engineering & Construction	3.0%
Computers	2.9%
Lodging	2.7%
Diversified Financial Services	2.7%
Electrical Components & Equipment	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000214976 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Core
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)*	$28	0.54%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 28	[243]
Expense Ratio, Percent	0.54%	[243],[244]
Net Assets	$ 346,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$346M
Total number of portfolio holdings	212
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	54%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.6%
Internet	15.5%
Computers	9.7%
Software	7.6%
Banks	5.8%
Oil & Gas	4.7%
Pharmaceuticals	4.3%
Diversified Financial Services	3.7%
Electric	3.0%
Auto Manufacturers	2.7%
Telecommunications	2.7%
Retail	2.4%
Aerospace/Defense	2.2%
Insurance	2.1%
Health Care-Products	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000214975 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Systematic U.S. Large Cap Core
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)*	$41	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 41	[245]
Expense Ratio, Percent	0.79%	[245],[246]
Net Assets	$ 346,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 800,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$346M
Total number of portfolio holdings	212
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	54%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.6%
Internet	15.5%
Computers	9.7%
Software	7.6%
Banks	5.8%
Oil & Gas	4.7%
Pharmaceuticals	4.3%
Diversified Financial Services	3.7%
Electric	3.0%
Auto Manufacturers	2.7%
Telecommunications	2.7%
Retail	2.4%
Aerospace/Defense	2.2%
Insurance	2.1%
Health Care-Products	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000222244 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock Multi-Factor 70/30
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)*	$30	0.59%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 30	[247]
Expense Ratio, Percent	0.59%	[247],[248]
Net Assets	$ 132,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$132M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000222243 [Member]
Shareholder Report [Line Items]
Fund Name	SA BlackRock Multi-Factor 70/30
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)*	$17	0.34%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized

Expenses Paid, Amount	$ 17	[249]
Expense Ratio, Percent	0.34%	[249],[250]
Net Assets	$ 132,000,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$132M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.

[1]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[2]	Annualized
[3]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[4]	Annualized
[5]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[6]	Annualized
[7]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[8]	Annualized
[9]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[10]	Annualized
[11]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[12]	Annualized
[13]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[14]	Annualized
[15]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[16]	Annualized
[17]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[18]	Annualized
[19]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[20]	Annualized
[21]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[22]	Annualized
[23]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[24]	Annualized
[25]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[26]	Annualized
[27]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[28]	Annualized
[29]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[30]	Annualized
[31]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[32]	Annualized
[33]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[34]	Annualized
[35]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[36]	Annualized
[37]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[38]	Annualized
[39]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[40]	Annualized
[41]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[42]	Annualized
[43]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[44]	Annualized
[45]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[46]	Annualized
[47]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[48]	Annualized
[49]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[50]	Annualized
[51]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[52]	Annualized
[53]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[54]	Annualized
[55]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[56]	Annualized
[57]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[58]	Annualized
[59]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[60]	Annualized
[61]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[62]	Annualized
[63]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[64]	Annualized
[65]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[66]	Annualized
[67]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[68]	Annualized
[69]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[70]	Annualized
[71]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[72]	Annualized
[73]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[74]	Annualized
[75]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[76]	Annualized
[77]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[78]	Annualized
[79]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[80]	Annualized
[81]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[82]	Annualized
[83]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[84]	Annualized
[85]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[86]	Annualized
[87]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[88]	Annualized
[89]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[90]	Annualized
[91]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[92]	Annualized
[93]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[94]	Annualized
[95]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[96]	Annualized
[97]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[98]	Annualized
[99]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[100]	Annualized
[101]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[102]	Annualized
[103]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[104]	Annualized
[105]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[106]	Annualized
[107]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[108]	Annualized
[109]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[110]	Annualized
[111]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[112]	Annualized
[113]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[114]	Annualized
[115]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[116]	Annualized
[117]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[118]	Annualized
[119]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[120]	Annualized
[121]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[122]	Annualized
[123]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[124]	Annualized
[125]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[126]	Annualized
[127]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[128]	Annualized
[129]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[130]	Annualized
[131]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[132]	Annualized
[133]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[134]	Annualized
[135]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[136]	Annualized
[137]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[138]	Annualized
[139]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[140]	Annualized
[141]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[142]	Annualized
[143]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[144]	Annualized
[145]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[146]	Annualized
[147]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[148]	Annualized
[149]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[150]	Annualized
[151]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[152]	Annualized
[153]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[154]	Annualized
[155]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[156]	Annualized
[157]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[158]	Annualized
[159]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[160]	Annualized
[161]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[162]	Annualized
[163]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[164]	Annualized
[165]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[166]	Annualized
[167]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[168]	Annualized
[169]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[170]	Annualized
[171]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[172]	Annualized
[173]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[174]	Annualized
[175]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[176]	Annualized
[177]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[178]	Annualized
[179]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[180]	Annualized
[181]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[182]	Annualized
[183]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[184]	Annualized
[185]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[186]	Annualized
[187]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[188]	Annualized
[189]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[190]	Annualized
[191]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[192]	Annualized
[193]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[194]	Annualized
[195]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[196]	Annualized
[197]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[198]	Annualized
[199]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[200]	Annualized
[201]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[202]	Annualized
[203]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[204]	Annualized
[205]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[206]	Annualized
[207]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[208]	Annualized
[209]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[210]	Annualized
[211]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[212]	Annualized
[213]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[214]	Annualized
[215]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[216]	Annualized
[217]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[218]	Annualized
[219]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[220]	Annualized
[221]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[222]	Annualized
[223]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[224]	Annualized
[225]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[226]	Annualized
[227]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[228]	Annualized
[229]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[230]	Annualized
[231]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[232]	Annualized
[233]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.
[234]	Annualized
[235]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[236]	Annualized
[237]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[238]	Annualized
[239]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[240]	Annualized
[241]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[242]	Annualized
[243]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[244]	Annualized
[245]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[246]	Annualized
[247]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[248]	Annualized
[249]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

[250]	Annualized